Investment Strategy - First Trust Flexible Income ETF	Aug. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will seek to achieve its investment objective by investing in a portfolio of fixed income securities and instruments that generate income, including but not limited to corporate debt securities; bank loans; agency and non-agency residential and commercial mortgage-backed securities; asset-backed securities; collateralized loan obligations (“CLOs”); and preferred securities. Under normal market conditions, the Fund’s average portfolio duration will vary from between 0 to 8 years, although the Fund generally targets an average portfolio duration of 2 to 5 years. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio.The Fund’s investment advisor seeks to maximize the Fund's current income while pursuing attractive long-term total return by investing in a broad, diversified portfolio of fixed income securities and instruments that generate income, spanning the credit spectrum across various sectors, maturities, currencies, and geographies. The Fund seeks to achieve its investment objective through an active, opportunistic, and relative value-driven approach that emphasizes tactical allocations across duration management (i.e., adjusting a portfolio’s sensitivity to interest rate changes), yield curve positioning (i.e., allocating investments across maturities based on expected movements in the yield curve, which is a representation of the yields (interest rates) available on bonds of comparable credit quality across a range of maturities at a given point in time), sector weighting, credit quality, and individual security selection. The Fund's investment decisions are informed by a rigorous, multi-faceted process that integrates macroeconomic factors, quantitative analyses, and fundamental/technical drivers. The Fund's investment advisor oversees comprehensive risk allocation, including duration, yield curve positioning, sector weighting, and overall portfolio construction, while dedicated sector-specific portfolio management teams at the investment advisor and sub-advisor perform detailed assessments of opportunities and risks within the various sectors of the broader fixed income market. The Fund's allocation to the various assets and sectors described herein will vary depending on market conditions.Pursuant to its investment strategy, the Fund will invest a minimum of 50% of its net assets in: U.S. and non-U.S. corporate debt securities, including investment grade and below investment grade corporate debt securities; and U.S. and non-U.S. bank loans, including first lien senior secured floating and fixed rate bank loans (“Senior Loans”) and covenant lite loans. The Fund may also invest in securitized investment products, including asset-backed securities, residential mortgage-backed securities, and commercial mortgage-backed securities. The Fund may further invest up to 20% of its net assets in CLO’s and up to 10% of its net assets in preferred securities.The Fund may invest, without limit, in securities rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, judged to be of comparable quality by the Advisor or Sub-Advisor (commonly referred to as “high yield” or “junk” bonds). The Fund considers split-rated securities (securities that receive different ratings from two or more NRSROs) to have the higher credit rating. Additionally, for newly-issued securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating.The Fund may utilize exchange-traded futures contracts and options contracts, as well as over-the-counter traded derivatives including forwards, options and swaps (including credit default swaps). The Fund will use derivatives to enhance returns, manage risks, manage duration, serve as a substitute for a position in an underlying asset, reduce transaction costs, maintain full market exposure to manage cash flows and/or to preserve capital. Further, the Fund may enter into short sales as part of its overall portfolio management strategy, or to benefit from a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets. The Fund may also invest in hybrid capital securities, distressed and defaulted securities, zero coupon bonds and money market funds and other cash equivalents, and may purchase securities on a when-issued, to-be-announced ("TBA"), delayed delivery or forward commitment basis. The Fund will not invest more than 20% of its net assets in non-U.S. dollar denominated securities.The Fund’s investment strategy may include active and frequent trading. The Fund is classified as “non-diversified” under the Investment Company Act, as amended (the “1940 Act”).